Property, Plant and Equipment (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment (Details) [Line Items]
Acquired amount	S/ 34,350,000
Group maintains accounts payable	9,379,000	S/ 14,560,000
Net cost of plant	36,551,000
Other operating income expenses	11,393,000
Mining assets [member]
Property, Plant and Equipment (Details) [Line Items]
Net acquisition costs related to coal concessions	S/ 15,488,000